Related Party Balances and Transactions - Summary of Related Party Balances and Transactions (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Balances and Transactions
Amount due from related parties	¥ 209	$ 30	¥ 257
Related Party | Tencent Group
Related Party Balances and Transactions
Amount due from related parties	209		257
Related Party | Prepaid expenses and other current assets | Tencent Group
Related Party Balances and Transactions
Amount due from related parties	¥ 1,578		¥ 4,781